Temporary Equity - Warrant Liability (Details) - Warrant Liability - USD ($) $ in Thousands		12 Months Ended
	May 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Residual Interests Classified as Debt
Beginning balance		$ 39,959	$ 19,434
Change in valuation inputs or other assumptions		121,816	20,525
Reclassification to permanent equity in conjunction with the Business Combination	$ (161,775)	(161,775)
Ending balance		$ 0	$ 39,959